Long-Term Debt - Summary of Credit Facility Balances (Details) $ in Millions, $ in Millions	1 Months Ended
	Oct. 31, 2021 USD ($)	Apr. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 4,846		$ 5,581
Fortis | Unsecured revolving committed credit facility
Line of Credit Facility [Line Items]
Extinguishment of debt, amount		$ 500
Debt instrument, term		1 year
UNS Energy | Revolving committed credit facility
Line of Credit Facility [Line Items]
Extinguishment of debt, amount	$ 150
Regulated Operation
Line of Credit Facility [Line Items]
Maximum borrowing capacity			3,466
Regulated Operation | UNS Energy | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 375
Regulated Operation | ITC | Commercial paper
Line of Credit Facility [Line Items]
Maximum borrowing capacity				400
Amount outstanding				155		$ 67
Regulated Operation | ITC | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity				900
Regulated Operation | Central Hudson | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity				200
Regulated Operation | Central Hudson | Uncommitted credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity				30
Regulated Operation | FortisBC Energy | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			700
Regulated Operation | FortisBC Energy | Uncommitted credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			55
Regulated Operation | FortisAlberta | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			250
Regulated Operation | FortisBC Electric | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			150
Regulated Operation | FortisBC Electric | Unsecured demand overdraft facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			10
Regulated Operation | Other Electric | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			215	70
Regulated Operation | Other Electric | Unsecured committed revolving credit facility | First redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity			50
Regulated Operation | Other Electric | Unsecured committed revolving credit facility | Second redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity			65
Regulated Operation | Other Electric | Unsecured committed revolving credit facility | Third redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity			100
Regulated Operation | Other Electric | Unsecured demand facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			20
Regulated Operation | Other Electric | Unsecured demand facility and emergency standby loan
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 60
Non-Regulated
Line of Credit Facility [Line Items]
Maximum borrowing capacity			1,380
Non-Regulated | Corporate and other | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			1,350
Non-Regulated | Corporate and other | Unsecured committed revolving credit facility | First redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity			50
Non-Regulated | Corporate and other | Unsecured committed revolving credit facility | Second redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity			1,300
Non-Regulated | Corporate and other | Unsecured non-revolving facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 30